Classification and measurement of financial instruments - Summary of Reconciliation of Movements in the Fair Values of Financial Instruments Classified as Level 3 (Parenthetical) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets and liabilities [line items]
Change in fair value	$ 13	$ 27	$ (4)
Regent [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Gain (loss) on contingent purchase consideration	(8)
Exceptional Items [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Change in fair value	21	38
Exceptional Items [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Change in fair value		$ 38
Gain (loss) on contingent purchase consideration	21
Gain on derivative financial instruments	$ 4